17. Financial Instruments and Financial Risk Management	12 Months Ended
Jun. 30, 2018
Financial Instruments And Financial Risk Management
Financial Instruments and Financial Risk Management

Financial Risk Management

The Group has a financial risk management policy in place and the financial risks are overseen by the Board. The Group’s financial instruments consist mainly of deposits with banks, other financial assets and accounts payable.

The principal risks the Group is exposed to through its financial instruments are interest rate risk, foreign currency risk, liquidity risk and credit risk.

The Group does not have any financial assets carried at fair value therefore no further disclosure in relation to the fair value hierarchy is presented. In addition the group does not have any financial instruments that are subject to recurring or non-recurring fair value measurements.

As at 30 June 2018 and 30 June 2017 the group held the following financial instruments:

	2018 $	2017 $
Financial assets
Cash and cash equivalents	195,601	387,840
Receivables (Current)	—	6,134
Financial liabilities
Trade and other payables	20,720	21,072

The fair value of cash and cash equivalents, other financial assets, receivables, trade and other payables and current loans are short-term instruments in nature whose carrying value is equivalent to fair value.

Interest rate risk

Interest rate risk is managed with floating rate deposits.

Group sensitivity

At 30 June 2018, if interest rates had changed by -/+ 25 basis points, with all other variables held constant, the following financial impacts would have been recorded by the Group;

●	Effect on post tax profit – A$NIL lower/higher (2017: A$ Nil lower/higher)

●	Equity would have been – A$NIL lower/higher (2017: A$ Nil lower/higher)

Foreign currency risk

The Group holds its 20% share of the refinery through a number of international subsidiaries and is thus exposed to fluctuations in foreign currencies, arising from the foreign currencies held in its bank accounts, and the translation of results from the international subsidiaries. The foreign exchange exposures are primarily to the Malaysian Ringgit and the US dollar.

Foreign currency risks arising from commitments in foreign currencies are managed by holding cash in that currency. Foreign currency translation risk is not hedged, with translation differences being reflected in the foreign currency translation reserve.

Group sensitivity

At 30 June 2018, if foreign currencies had changed by -/+ 10%, with all other variables held constant, the following financial impacts would have been recorded by the Group;

Effect on cash and cash equivalent – A$11,238 lower / A$9,194 higher (2017: A$6,229 lower/ A$ 18,624 higher)

Profit and Loss would have been – A$11,238 lower / A$9,194 higher (2017: A$6,229 lower/ A$ 18,624 higher)

Hedging of Foreign Currency Risk

At financial report date the Group had no forward exchange contracts in place.

Credit risk

The following table sets out the credit quality of financial assets:

	2018 $	2017 $
Cash and Cash Equivalents
Counterparties with external credit rating (Standard and Poors)
A-1+ (Australian)	189,836	358,974
P-2 (Malaysia)	5,765	28,866
	195,601	387,840
Receivables
Counterparties without external credit rating
Group 1	—	6,134

Commodity Risk

As there was no inventory held as at 30 June 2018, the Group has no direct exposure to market prices of input costs into the production of biodiesel.

Liquidity risk

			Weighted Average Interest Rate
	2018	2017	2018	2017
	$	$	%	%
Financial Assets:
Cash and cash equivalents	195,601	387,840	1.02	1.28
Loans and Receivables	—	6,134	—	—
	195,601	393,974

Current liabilities	204,605	204,957

The Group manages liquidity risk by monitoring forecast cash flows and ensuring that adequate cash is maintained to meet known liabilities. The Group has no current source of income and has negotiated with key management personnel to not take salaries or Directors fees.

Accounting policy: Financial Instruments

Recognition

Financial instruments are initially measured at fair value on trade date, which includes transaction costs (except where the instrument is classified as ‘fair value through profit or loss’ in which case transaction costs are expensed to profit or loss immediately), when the related contractual rights or obligations exist. Subsequent to initial recognition these instruments are measured as set out below.